Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
+ Net profit (loss)	€ (23,719)	€ 67,259	€ (101,221)
Adjustments to reconcile profit (loss) [abstract]
+ Depreciation and amortization on tangible and intangible assets	1,832	2,742	3,559
+ Impairment and provision for litigation	(179)	(1,996)	3,015
+ Expenses related to share-based compensation	245	470	1,236
- Gain on disposal of property, plant and equipment	(16)	420	80
+ Net finance expenses (revenue)	2,042	4,663	10,335
+ Income tax expense (benefit)	(116)	2,215	(428)
+ Other non-cash items	2,210	(35,538)	(1,818)
Operating cash flows before change in working capital	(17,702)	40,235	(85,242)
Changes In Working Capital [Abstract]
Decrease (increase) in trade receivables and other assets	(8,565)	4,344	318
(Decrease) increase in trade payables and other liabilities	(46,226)	55,335	(11,447)
Change in working capital	(54,791)	59,680	(11,129)
Income tax paid	(145)	0	0
Net cash flows provided by (used in) in operating activities	(72,638)	99,915	(96,371)
Purchase of interests in associates	41,525	0
Cash flows from investment activities
- Acquisition of property, plant and equipment	251	(537)	(900)
+ Proceeds from disposal of / reimbursement of property, plant and equipment	20	309	0
- Acquisition of financial instruments	(5,012)	(3,148)	(66)
Net cash flows provided by (used in ) investment activities	(46,266)	(3,377)	(966)
Cash flows from financing activities
+ Proceeds from issue of share capital (net)	5	27,972	7
+ Proceeds from subscription / exercise of share warrants	0	0	0
+ Proceeds from new loans and borrowings net of issue costs	0	15,270	0
- Repayments of loans and borrowings	(628)	(48,436)	207
- Payments on lease debts	(1,120)	(1,887)	(2,150)
- Financial interests paid (including finance lease)	(2,180)	(2,109)	(7,762)
+ Financial interests received	137	274	1,442
Net cash flows provided by (used in ) financing activities	(3,786)	(8,916)	(8,256)
Increase (decrease) in cash and cash equivalents	(122,690)	87,622	(105,593)
Cash and cash equivalents at the beginning of the period	258,756	171,029	276,748
Effects of exchange rate changes on cash	(66)	105	(126)
Cash and cash equivalents at the end of the period	€ 136,001	€ 258,756	€ 171,029